Consolidated Statement of Income (CAD) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement [Abstract]
Revenues	9,028	8,297	7,367
Operating expenses
Labor and fringe benefits	1,812	1,744	1,696
Purchased services and material	1,120	1,036	1,027
Fuel	1,412	1,048	820
Depreciation and amortization	884	834	790
Equipment rents	228	243	284
Casualty and other	276	368	344
Total operating expenses	5,732	5,273	4,961
Operating income	3,296	3,024	2,406
Interest expense	(341)	(360)	(412)
Other income (Note 13)	401	212	267
Income before income taxes	3,356	2,876	2,261
Income tax expense (Note 14)	(899)	(772)	(407)
Net income	2,457	2,104	1,854
Earnings per share (Note 16)
Basic (in dollars per share)	5.45	4.51	3.95
Diluted (in dollars per share)	5.41	4.48	3.92
Weighted-average number of shares
Basic (in shares)	451.1	466.3	469.2
Diluted (in shares)	454.4	470.1	473.5